Business Segment Information - Additional Information (Detail) (USD $)	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Dec. 31, 2011	Jan. 01, 2011	Mar. 31, 2012	Apr. 02, 2011	Jun. 30, 2012 Segment	Jul. 02, 2011	Jul. 03, 2010
Segment Reporting Information [Line Items]
Number of business segments													3
Net sales	$ 1,016,000,000	$ 965,000,000	$ 1,088,000,000	$ 1,025,000,000	$ 1,016,000,000	$ 939,000,000	$ 1,062,000,000	$ 1,002,000,000	$ 2,113,000,000	$ 2,064,000,000	$ 3,078,000,000	$ 3,003,000,000	$ 4,094,000,000	$ 4,019,000,000	$ 3,972,000,000
Australia
Segment Reporting Information [Line Items]
Net sales													154,000,000	153,000,000	149,000,000
Wal-Mart Stores Inc.
Segment Reporting Information [Line Items]
Revenues													$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000